Impairment loss (reversal) (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Reversal [Abstract]
Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements	The key assumptions used in the impairment test for Mount Milligan Mine are summarized in the table below:

2021
Gold price per oz - long-term	$1,550
Copper price per lb - long-term	$3.50
Foreign exchange rates - long-term (US$: C$)	1.28
Discount rate	6.0%